Trade accounts receivable (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
Trade accounts receivable
Accounts receivable from customer	$ 95,922
Provisional pricing adjustment	(66,229)
Total	$ 29,693
Number of days from the product delivery and revenue recognition, after which the final selling price is established for certain accounts receivables	105 days